Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of components of Property and Equipment, Net
	December 31,
	2018	2017
Cost:
Computer equipment	$712	$709
Office furniture and equipment	293	293
Machinery and laboratory equipment	593	583
Field service units	1,246	1,010
Leasehold improvements	333	333

	$3,177	$2,928

	December 31,
	2018	2017
Accumulated depreciation	2,551	2,088

Property and equipment, net	$626	$840